DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.4%
	ASSET MANAGEMENT - 2.0%
284	Ameriprise Financial, Inc.	$ 87,046
2,783	Carlyle Group, Inc. (The)	86,440
		173,486
	BANKING - 1.6%
1,388	Comerica, Inc.	60,267
1,368	Popular, Inc.	78,537
		138,804
	BEVERAGES - 2.3%
1,622	Coca-Cola Company (The)	100,613
551	PepsiCo, Inc.	100,447
		201,060
	BIOTECH & PHARMA - 8.8%
1,376	Bristol-Myers Squibb Company	95,371
300	Eli Lilly and Company	103,026
1,205	Gilead Sciences, Inc.	99,979
619	Johnson & Johnson	95,945
883	Merck & Company, Inc.	93,942
2,313	Pfizer, Inc.(a)	94,370
2,654	Royalty Pharma PLC, Class A	95,624
8,456	Viatris, Inc.	81,347
		759,604
	CABLE & SATELLITE - 1.2%
2,610	Comcast Corporation, Class A(a)	98,945

	CHEMICALS - 2.1%
2,861	Chemours Company	85,658
1,009	LyondellBasell Industries N.V., Class A(a)	94,735
		180,393
	DIVERSIFIED INDUSTRIALS - 2.2%
896	3M Company	94,178
415	Illinois Tool Works, Inc.(a)	101,031
		195,209

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.4% (Continued)
	FOOD - 1.1%
1,427	Kellogg Company	$ 95,552

	HOME & OFFICE PRODUCTS - 1.0%
2,840	Leggett & Platt, Inc.(a)	90,539

	INDUSTRIAL SUPPORT SERVICES - 1.2%
322	Watsco, Inc.	102,448

	INSURANCE - 1.8%
3,080	Equitable Holdings, Inc.(a)	78,201
1,093	Principal Financial Group, Inc.	81,232
		159,433
	LEISURE FACILITIES & SERVICES - 1.2%
668	Darden Restaurants, Inc.	103,647

	MACHINERY - 1.1%
409	Caterpillar, Inc.	93,596

	MULTI ASSET CLASS REIT - 1.1%
2,515	Apartment Income REIT Corporation	90,062

	OIL & GAS PRODUCERS - 4.4%
3,839	Coterra Energy, Inc.(a)	94,209
1,778	Devon Energy Corporation	89,985
1,429	ONEOK, Inc.	90,799
501	Pioneer Natural Resources Company(a)	102,324
		377,317
	PUBLISHING & BROADCASTING - 1.0%
505	Nexstar Media Group, Inc.(a)	87,193

	RETAIL - DISCRETIONARY - 2.2%
1,162	Best Buy Company, Inc.(a)	90,950
775	Williams-Sonoma, Inc.(a)	94,286
		185,236

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.4% (Continued)
	RETAIL REIT - 1.0%
801	Simon Property Group, Inc.	$ 89,688

	SEMICONDUCTORS - 3.6%
1,212	Microchip Technology, Inc.(a)	101,541
861	Skyworks Solutions, Inc.(a)	101,581
571	Texas Instruments, Inc.(a)	106,211
		309,333
	SPECIALTY FINANCE - 4.9%
554	American Express Company	91,383
860	Discover Financial Services	85,002
2,468	Fidelity National Financial, Inc.	86,207
2,208	OneMain Holdings, Inc.(a)	81,873
2,697	Synchrony Financial(a)	78,429
		422,894
	TECHNOLOGY HARDWARE - 1.2%
1,992	Cisco Systems, Inc.	104,132

	TECHNOLOGY SERVICES - 1.1%
740	International Business Machines Corporation	97,007

	TRANSPORTATION & LOGISTICS - 1.2%
536	United Parcel Service, Inc., Class B(a)	103,979

	TRANSPORTATION EQUIPMENT - 1.1%
2,038	Allison Transmission Holdings, Inc.	92,199

	TOTAL COMMON STOCKS (Cost $4,594,137)	4,351,756

	EXCHANGE-TRADED FUNDS — 47.8%
	FIXED INCOME - 47.8%
13,996	iShares 1-3 Year Treasury Bond ETF(a)	1,149,911
19,624	Schwab Short-Term U.S. Treasury ETF	957,455

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8% (Continued)
	FIXED INCOME - 47.8% (Continued)
21,788	SPDR Portfolio Short Term Treasury ETF	$ 636,863
23,731	Vanguard Short-Term Treasury ETF(a)	1,389,213
		4,133,442

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,151,407)	4,133,442

	SHORT-TERM INVESTMENTS — 28.7%
	COLLATERAL FOR SECURITIES LOANED - 26.6%
2,302,251	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $2,302,251)(b),(c)	2,302,251

	MONEY MARKET FUNDS - 2.1%
181,062	Fidelity Government Portfolio, CLASS I, 4.71% (Cost $181,062)(c)	181,062

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,483,313)	2,483,313

	TOTAL INVESTMENTS - 126.9% (Cost $11,228,857)	$ 10,968,511
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.9)%	(2,326,076)
	NET ASSETS - 100.0%	$ 8,642,435

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $2,278,456.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $2,302,251 at March 31, 2023.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1%
	APPAREL & TEXTILE PRODUCTS - 2.2%
2,659	Deckers Outdoor Corporation(a)	$ 1,195,353

	ASSET MANAGEMENT - 5.1%
6,701	Affiliated Managers Group, Inc.	954,356
3,131	Ameriprise Financial, Inc.	959,652
4,307	LPL Financial Holdings, Inc.	871,737
		2,785,745
	BIOTECH & PHARMA - 8.1%
3,308	Eli Lilly and Company	1,136,033
13,291	Gilead Sciences, Inc.	1,102,754
9,730	Merck & Company, Inc.	1,035,175
3,703	Vertex Pharmaceuticals, Inc.(a)	1,166,704
		4,440,666
	CONSUMER SERVICES - 1.9%
9,294	Grand Canyon Education, Inc.(a)	1,058,587

	CONTAINERS & PACKAGING - 1.9%
19,968	Silgan Holdings, Inc.	1,071,682

	ELECTRIC UTILITIES - 1.9%
13,423	Constellation Energy Corporation	1,053,706

	FOOD - 6.1%
20,027	Campbell Soup Company	1,101,084
4,452	Hershey Company (The)	1,132,634
10,642	Lamb Weston Holdings, Inc.	1,112,302
		3,346,020
	HEALTH CARE FACILITIES & SERVICES - 3.8%
2,008	Chemed Corporation	1,079,802
2,097	Humana, Inc.(b)	1,018,010
		2,097,812
	INDUSTRIAL SUPPORT SERVICES - 1.9%
1,602	WW Grainger, Inc.	1,103,474

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INSURANCE - 5.4%
4,515	Erie Indemnity Company, Class A(b)	$ 1,045,945
5,870	Primerica, Inc.	1,011,049
12,060	Principal Financial Group, Inc.(b)	896,299
		2,953,293
	LEISURE FACILITIES & SERVICES - 2.1%
7,362	Darden Restaurants, Inc.	1,142,288

	MACHINERY - 2.0%
6,413	Lincoln Electric Holdings, Inc.(b)	1,084,438

	MEDICAL EQUIPMENT & DEVICES - 2.0%
13,284	Hologic, Inc.(a)	1,072,019

	OIL & GAS PRODUCERS - 4.2%
8,518	Marathon Petroleum Corporation	1,148,482
8,015	Valero Energy Corporation	1,118,894
		2,267,376
	PUBLISHING & BROADCASTING - 1.7%
5,560	Nexstar Media Group, Inc.	959,990

	RENEWABLE ENERGY - 2.0%
5,348	Enphase Energy, Inc.(a)	1,124,577

	RETAIL - DISCRETIONARY - 5.7%
7,641	AutoNation, Inc.(a)(b)	1,026,645
5,974	Genuine Parts Company	999,510
2,046	Ulta Beauty, Inc.(a)	1,116,440
		3,142,595
	SEMICONDUCTORS - 12.6%
1,851	Broadcom, Inc.	1,187,491
10,424	Cirrus Logic, Inc.(a)	1,140,177
12,882	Lattice Semiconductor Corporation(a)	1,230,231
13,354	Microchip Technology, Inc.	1,118,798
13,949	ON Semiconductor Corporation(a)(b)	1,148,282

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	SEMICONDUCTORS - 12.6% (Continued)
6,291	Texas Instruments, Inc.(b)	$ 1,170,189
		6,995,168
	SOFTWARE - 8.4%
26,944	Bentley Systems, Inc.	1,158,323
5,492	Cadence Design Systems, Inc.(a)	1,153,814
7,422	Manhattan Associates, Inc.(a)	1,149,297
2,937	Synopsys, Inc.(a)	1,134,416
		4,595,850
	SPECIALTY REITS - 2.0%
20,498	Iron Mountain, Inc.	1,084,549

	STEEL - 1.9%
8,979	Steel Dynamics, Inc.(b)	1,015,166

	TECHNOLOGY HARDWARE - 3.8%
12,763	Jabil, Inc.(b)	1,125,186
37,879	Pure Storage, Inc., Class A(a)	966,293
		2,091,479
	TECHNOLOGY SERVICES - 7.5%
11,118	Booz Allen Hamilton Holding Corporation	1,030,527
5,254	CDW Corporation	1,023,952
68,869	Kyndryl Holdings, Inc.(a)	1,016,506
5,606	WEX, Inc.(a)	1,030,888
		4,101,873
	TELECOMMUNICATIONS - 2.0%
7,368	T-Mobile US, Inc.(a)	1,067,181

	TRANSPORTATION EQUIPMENT - 1.9%
22,456	Allison Transmission Holdings, Inc.	1,015,909

	TOTAL COMMON STOCKS (Cost $53,133,189)	53,866,796

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 17.5%
	COLLATERAL FOR SECURITIES LOANED - 15.5%
8,495,730	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $8,495,730)(c),(d)	$ 8,495,730

	MONEY MARKET FUNDS - 2.0%
1,081,901	Fidelity Government Portfolio, CLASS I, 4.71% (Cost $1,081,901)(d)	1,081,901

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,577,631)	9,577,631

	TOTAL INVESTMENTS - 115.6% (Cost $62,710,820)	$ 63,444,427
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.6)%	(8,570,722)
	NET ASSETS - 100.0%	$ 54,873,705

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $8,401,674.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $8,495,730 at March 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.